Exploration Expenditures	12 Months Ended
Dec. 31, 2025
Exploration Expenditures [Abstract]
EXPLORATION EXPENDITURES
13.	Exploration expenditures

The Company’s exploration expenditures by activity are as follows:

For the year ended December 31,	2025	2024
Salaries, studies, geological consultants and support, and travel	$12,700	$18,678
Site preparation, supplies, field and operational costs	8,107	12,805
Drilling and drilling related costs	1,456	14,877
Assay and analysis	735	2,735
Community relations, environmental and permitting	10,190	8,631
Concession fees	565	553
Reclamation provision	475	2,216
Amortization	1,117	1,012
	$35,345	$61,507

Pursuant to agreements with local communities, the Company is required to make certain monthly community support payments. Following the completion of the PFS in November 2025, exploration and evaluation expenditure for the Warintza Project has been capitalised (Note 6).

The Company’s exploration expenditures by jurisdiction are as follows:

For the year ended December 31,	2025	2024
Ecuador	$32,908	$59,547
Chile	95	86
Mexico	165	162
Peru – Warintza costs	1,900	1,436
Peru – Capricho & Paco assets	277	276
	$35,345	$61,507

Exploration expenditure in Peru includes costs for shared technical services, performed in Lima. $449 of these costs were capitalised to the Warintza asset (2024: $nil) as they relate directly to the technical services performed for that project.